Prospectus Supplement dated January 13, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
AIM International Small Company Fund
The fund will close to new investors other than those outlined below effective on the close of business on January 29, 2010. At that time, the changes outlined below will be effective.
The information appearing under the heading “Other Information — FUTURE FUND CLOSURE” and the heading “FUTURE FUND CLOSURE” on page 8 of the Prospectus are deleted in their entirety and replaced with the following:
“LIMITED FUND OFFERING
The fund limited public sales of its shares to new investors effective as of the close of business on January 29, 2010. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.
     All investors who are invested in the fund as of the date on which the fund closed to new investors and remain invested in the fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the fund, subject to the approval of Invesco Aim Distributors and the advisor:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (“the Code”);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Aim Distributors and the advisor. Such plans and programs that are considering the fund as an investment option should contact Invesco Aim Distributors.
     At the advisor’s discretion, proprietary asset allocation funds may open new accounts in the fund. In addition, the fund’s current portfolio managers and portfolio management team may also make investments in the fund.
     The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate.”
ISC-SUP-1

Prospectus Supplement dated January 13, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
AIM Basic Balanced Fund
AIM Global Core Equity Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Small Cap Equity Fund
AIM International Small Company Fund will close to new investors other than those outlined below effective on the close of business on January 29, 2010. At that time, the changes outlined below will be effective.
The information appearing under the heading “Other Information — FUTURE FUND CLOSURE (INTERNATIONAL SMALL COMPANY)” and the heading “FUTURE FUND CLOSURE (INTERNATIONAL SMALL COMPANY)” on page 16 of the Prospectus are deleted in their entirety and replaced with the following:
“LIMITED FUND OFFERING (INTERNATIONAL SMALL COMPANY)
The fund limited public sales of its shares to new investors effective as of the close of business on January 29, 2010. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.
     All investors who are invested in the fund as of the date on which the fund closed to new investors and remain invested in the fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the fund, subject to the approval of Invesco Aim Distributors and the advisor:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (“the Code”);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Aim Distributors and the advisor. Such plans and programs that are considering the fund as an investment option should contact Invesco Aim Distributors.
     At the advisor’s discretion, proprietary asset allocation funds may open new accounts in the fund. In addition, the fund’s current portfolio managers and portfolio management team may also make investments in the fund.
     The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate.”
ISC SUP-Inst